SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) - 12 months ended Dec. 31, 2017 - Restricted Stock Awards And Restricted Stock Units [Member]		$ / shares shares	₪ / shares
Number of RSU and RSA
Outstanding at January 1, 2017	[1]	1,498,643
Granted	[1]	654,315
Vested	[1]	(456,807)
Cancelled	[1]	(250)
Forfeited	[1]	(170,889)
Outstanding at December 31, 2017	[1]	1,525,012
Par value NIS | ₪ / shares			₪ 1
Par value USD | $ / shares		$ 0.29

[1]	NIS 1 par value which represents approximately $0.29